Impairments and reversal of impairments - Narrative (Details) R in Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R) R / oz	Dec. 31, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R) R / oz
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					R 15,825	R 9,113	R 38,492
Impairment loss recognised in profit or loss					15,841	9,173	47,013
Impairment reversal of mining assets					1,924	0	0
Gains (losses) recognised when control of subsidiary is lost, net of tax					(461)	(19)	(1,384)
Mimosa
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		R 535			535		1,864
Impairment loss recognised in profit or loss		64			64	0	R 423
Decrease in useful life							5.30%
Gains (losses) recognised when control of subsidiary is lost, net of tax		R 461					R (1,384)
Average PGM (4E) basket price (in ZAR per ounce) | R / oz		25,745					26,632
Discount rate used in current estimate of value in use		20.67%					31.20%
Recoverable amount		R 2,208					R 2,757
US PGM operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		R 4,230				8,825
Impairment loss recognised in profit or loss					4,230	8,825	38,900
Life-of-mine		67 years
Recoverable amount		R 9,361	R 13,682	R 15,224		R 13,682	22,246
Keliber
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	R 2,460	R 5,344
Impairment loss recognised in profit or loss					R 7,804
Life-of-mine		20 years			20 years
Recoverable amount	8,925	R 9,359			R 8,925
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		221	221				1,606
Recoverable amount							0
Marikana Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		112
Klipfontein Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		R 11
Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					R 449
Life-of-mine					6 years
Recoverable amount	9,341				R 9,341
Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					R 168
Life-of-mine					11 years
Recoverable amount	20,581				R 20,581
Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss							1,115
Impairment reversal of mining assets					R 1,307
Life-of-mine					23 years
Recoverable amount	R 13,039				R 13,039		3,799
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					R 3,779
Life-of-mine					1 year
Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					R 14,428		R 16,844
Impairment reversal of mining assets					1,877
Mining assets | Mimosa
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine		8 years					11 years
Mining assets | US PGM operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment			1,292	R 7,499	4,230		R 10,222
Life-of-mine				45 years 6 months		35 years	46 years
Mining assets | US PGM operations | Non-current assets held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment			R 34
Mining assets | Keliber
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment					6,700
Mining assets | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							R 1,430
Life-of-mine							23 years
Mining assets | Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					418
Mining assets | Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal of mining assets					152
Mining assets | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment							R 1,115
Impairment reversal of mining assets					R 1,307
Life-of-mine							25 years